Currency Gains / (Losses) - Summary of Currency Gains and Losses Included in Income from Operations (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [line items]
Currency gains /(losses)	€ (6)	€ 1	€ (37)
Realized exchange losses on foreign currency derivatives-net	(15)	(46)	(37)
Unrealized gains /(losses) on foreign currency derivatives-net	17	40	(10)
Exchanges (losses)/gains from the remeasurement of monetary assets and liabilities-net	(8)	7	10
Revenue [member]
Analysis of income and expense [line items]
Currency gains /(losses)	2
Cost of sales.
Analysis of income and expense [line items]
Currency gains /(losses)	(4)	4	13
Other gains / (losses - net [member]
Analysis of income and expense [line items]
Currency gains /(losses)	€ (4)	€ (3)	€ (50)